Other current operating assets and liabilities	6 Months Ended
Jun. 30, 2026
Subclassifications of assets, liabilities and equities [abstract]
Other current operating assets
3.6 Other current operating assets and liabilities

(CHF in millions)	6/30/2026	12/31/2025

Prepaid expenses	51.8	33.6
Indirect taxes (VAT/GST) receivables	68.5	72.8
Anticipated net sales returns	9.3	10.8
Income tax receivables	11.6	1.6
Other current operating assets	21.2	39.3
Other current operating assets	162.4	158.2

(CHF in millions)	6/30/2026	12/31/2025

Accrued expenses	242.4	204.3
Accrued personnel expenses	23.5	39.6
Indirect taxes (VAT/GST) payables	54.6	55.7
Social security payables	16.1	8.8
Other payables	18.1	17.2
Other current operating liabilities	16.7	29.7
Other current operating liabilities	371.3	355.4
Accrued expenses mainly comprise accruals for outstanding vendor invoices related to marketing, freight, customs, selling and distribution. Accrued personnel expenses mainly comprise accruals for costs related to bonus, vacation and participation plans.
Other current operating liabilities
3.6 Other current operating assets and liabilities

(CHF in millions)	6/30/2026	12/31/2025

Prepaid expenses	51.8	33.6
Indirect taxes (VAT/GST) receivables	68.5	72.8
Anticipated net sales returns	9.3	10.8
Income tax receivables	11.6	1.6
Other current operating assets	21.2	39.3
Other current operating assets	162.4	158.2

(CHF in millions)	6/30/2026	12/31/2025

Accrued expenses	242.4	204.3
Accrued personnel expenses	23.5	39.6
Indirect taxes (VAT/GST) payables	54.6	55.7
Social security payables	16.1	8.8
Other payables	18.1	17.2
Other current operating liabilities	16.7	29.7
Other current operating liabilities	371.3	355.4
Accrued expenses mainly comprise accruals for outstanding vendor invoices related to marketing, freight, customs, selling and distribution. Accrued personnel expenses mainly comprise accruals for costs related to bonus, vacation and participation plans.